20 Accounts payable to suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	R$ 1,873,193	R$ 1,469,199
Suppliers, current	1,685,280	1,419,243
Suppliers, noncurrent	187,913	49,956
Energy supplies [Member]
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	1,085,777	819,792
Materials And Supplies [Member]
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	520,647	384,300
Natural gas for resale [Member]
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	79,174	95,478
Charges for use of grid system [Member]
DisclosureOfAccountsPayableToSuppliersLineItems [Line Items]
Suppliers	R$ 187,595	R$ 169,629